Offerings	Feb. 25, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 156,128,866
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,903.33
Offering Note
(1)
There are being registered hereunder an unspecified number or aggregate principal amount (as applicable) of the registrant’s common stock, preferred stock, debt securities, warrants, purchase contracts and units as may from time to time be offered at unspecified prices, with the maximum aggregate offering price of such securities not to exceed $156,128,866. In addition, an unspecified number of additional shares of common stock is being registered as may be issued from time to time upon conversion of any debt securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities. The shares of common stock and preferred stock being registered hereunder also include rights to acquire shares of common stock or preferred stock under any shareholder rights plan then in effect, if applicable under the terms of any such plan.
The proposed maximum aggregate offering price of each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
The maximum aggregate offering price indicated above is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.  No separate consideration will be received for shares of common stock that are issued upon conversion of debt securities or upon exercise of warrants registered hereunder.
The $156,128,866 of securities registered being registered hereunder includes $156,128,866 of common stock (the “Unsold Shares”) that remains available for issuance and sale under a Capital on DemandTM Sales Agreement by and between the registrant and JonesTrading Institutional Services LLC (the “Sales Agreement”). In connection with the prospectus supplement previously filed by the registrant on June 10, 2024, the registrant paid a registration fee of $29,520 related to the $200,000,000 of common stock initially available for issuance and sale under the Sales Agreement. The portion of such registration fee related to the Unsold Shares is being applied to the registrant’s total registration fee hereunder.

Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 156,128,866
Fee Rate	0.01476%
Amount of Registration Fee	$ 23,044.63
Offering Note
(1)
There are being registered hereunder an unspecified number or aggregate principal amount (as applicable) of the registrant’s common stock, preferred stock, debt securities, warrants, purchase contracts and units as may from time to time be offered at unspecified prices, with the maximum aggregate offering price of such securities not to exceed $156,128,866. In addition, an unspecified number of additional shares of common stock is being registered as may be issued from time to time upon conversion of any debt securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities. The shares of common stock and preferred stock being registered hereunder also include rights to acquire shares of common stock or preferred stock under any shareholder rights plan then in effect, if applicable under the terms of any such plan.
The proposed maximum aggregate offering price of each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
The maximum aggregate offering price indicated above is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.  No separate consideration will be received for shares of common stock that are issued upon conversion of debt securities or upon exercise of warrants registered hereunder.
The $156,128,866 of securities registered being registered hereunder includes $156,128,866 of common stock (the “Unsold Shares”) that remains available for issuance and sale under a Capital on DemandTM Sales Agreement by and between the registrant and JonesTrading Institutional Services LLC (the “Sales Agreement”). In connection with the prospectus supplement previously filed by the registrant on June 10, 2024, the registrant paid a registration fee of $29,520 related to the $200,000,000 of common stock initially available for issuance and sale under the Sales Agreement. The portion of such registration fee related to the Unsold Shares is being applied to the registrant’s total registration fee hereunder.